Revenue	3 Months Ended
Apr. 30, 2022
Revenue

(12) Revenue

Disaggregated Revenue and Geography Information

The following is a summary of revenues by type for the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)) (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
SaaS subscription services	$85,068	$64,361
Professional services	4,531	3,319
Software licenses and other	186	—
Instructor led training	45,053	—
Total net revenues	$134,838	$67,680

The following table sets forth our revenues by geographic region for the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)) (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Revenue:
United States	$83,315	$51,144
Other Americas	8,556	3,383
Europe, Middle East and Africa	38,026	9,528
Asia-Pacific	4,941	3,625
Total net revenues	$134,838	$67,680

Other than the United States, no single country accounted for more than 10% of revenue for all periods presented.

Deferred Revenue

Deferred revenue activity for the three months ended April 30, 2022 was as follows (in thousands):

Deferred revenue at January 31, 2022 (Successor)	$260,949
Billings deferred	94,001
Recognition of prior deferred revenue	(134,838)
Acquisition of Codecademy	18,396
Deferred revenue at April 30, 2022 (Successor)	$238,508

Deferred revenue performance obligations relate predominately to time-based SaaS subscription services that are billed in advance of services being rendered.

Deferred Contract Acquisition Costs

Deferred contract acquisition cost activity for the three months ended April 30, 2022 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2022 (Successor)	$13,248
Contract acquisition costs	4,258
Recognition of contract acquisition costs	(3,726)
Deferred contract acquisition costs at April 30, 2022 (Successor)	$13,780